Basis of Presentation Basis of Presentation - Revision (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill	$ 3,303	$ 3,299	$ 3,296	$ 3,262	$ 3,257
Franchise agreements, net	1,663	1,697	1,764
Total assets	7,362	7,350	7,569	7,581
Deferred income taxes	426	421	414
Total liabilities	9,074	8,849	8,632
Accumulated deficit	(3,719)	(3,502)	(3,061)
As Previously Reported
Goodwill	2,618	2,614	2,611
Franchise agreements, net	2,808	2,842	2,909
Total assets	7,822	7,810	8,029
Deferred income taxes	895	890	883
Total liabilities	9,543	9,318	9,101
Accumulated deficit	(3,728)	(3,511)	(3,070)
Adjustment
Goodwill	685	685	685
Franchise agreements, net	(1,145)	(1,145)	(1,145)
Total assets	(460)	(460)	(460)
Deferred income taxes	(469)	(469)	(469)
Total liabilities	(469)	(469)	(469)
Accumulated deficit	$ 9	$ 9	$ 9